Offerings	Jan. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance under the Spire Global, Inc. 2021 Equity Incentive Plan
Amount Registered	1,655,390
Proposed Maximum Offering Price per Unit	8.11
Maximum Aggregate Offering Price	$ 13,425,213
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,855
Offering Note

(1)

The aggregate number of shares to be registered is subject to adjustment by reason of stock splits, stock dividends and other events pursuant to the anti-dilution provisions of the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”). Accordingly, pursuant to Rule 416, this Registration Statement covers, in addition to the number of shares of the Registrant’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”), shown in the table above, an indeterminate number of shares of Class A Common Stock that may become issuable by reason of such provisions.

(2)

Reflects an automatic increase to the number of shares of Class A Common Stock reserved for issuance pursuant to future awards under the 2021 Plan, which annual increase is provided for in the 2021 Plan.

(4)

Estimated in accordance with Rule 457(c) and (h) of the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the Registrant’s registration fee on the basis of $8.11 per share, which is the average of the high and low prices of the Class A Common Stock, as reported on the New York Stock Exchange, on January 5, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance under the Spire Global, Inc. 2021 Employee Stock Purchase Plan
Amount Registered	331,078
Proposed Maximum Offering Price per Unit	8.11
Maximum Aggregate Offering Price	$ 2,685,043
Fee Rate	0.01381%
Amount of Registration Fee	$ 371
Offering Note

(1)

The aggregate number of shares to be registered is subject to adjustment by reason of stock splits, stock dividends and other events pursuant to the anti-dilution provisions of the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”). Accordingly, pursuant to Rule 416, this Registration Statement covers, in addition to the number of shares of the Registrant’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”), shown in the table above, an indeterminate number of shares of Class A Common Stock that may become issuable by reason of such provisions.

(3)

Reflects an automatic increase to the number of shares of Class A Common Stock reserved for issuance pursuant to future awards under the 2021 ESPP, which annual increase is provided for in the 2021 ESPP.

(4)

Estimated in accordance with Rule 457(c) and (h) of the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the Registrant’s registration fee on the basis of $8.11 per share, which is the average of the high and low prices of the Class A Common Stock, as reported on the New York Stock Exchange, on January 5, 2026.